Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Separate Account Assets
Financial instruments recorded as liabilities, Carrying Amount	$ 20,221
Financial instruments recorded as liabilities, Estimated Fair Value	$ 20,221
Financial instruments recorded as liabilities, Level	2
Investment Contracts
Financial instruments recorded as liabilities, Carrying Amount	$ 1,372,708	$ 825,552
Financial instruments recorded as liabilities, Estimated Fair Value	$ 1,227,484	$ 699,721
Financial instruments recorded as liabilities, Level	2	2
Cash
Financial instruments recorded as assets, Carrying Amount	$ 4,317	$ 1,013
Financial instruments recorded as assets, Estimated Fair Value	$ 4,317	$ 1,013
Financial instruments recorded as assets, Level	1	1
Assets on deposit
Financial instruments recorded as assets, Carrying Amount	$ 1,372,708	$ 825,552
Financial instruments recorded as assets, Estimated Fair Value	$ 1,227,484	$ 699,721
Financial instruments recorded as assets, Level	2	2